Subsequent Event (Details) - $ / shares	Aug. 10, 2026	Aug. 18, 2026
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Event [Line Items]
Reserved for issuance		26,157,453,644
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent event description	the Group received 3,382,508 MFT tokens from certain Non-U.S. investors as consideration in full settlement of the $119,590,000 (in dollars) consideration receivable recognized as of June 30, 2026 in connection with the securities purchase agreement dated February 12, 2026. Based on the contractual terms, the number of MFT tokens received was determined by dividing the $119,590,000 (in dollars) contractual consideration by the agreed settlement reference price per MFT token at the settlement date, resulting in the receipt of 3,382,508 MFT tokens at an implied value of approximately $35.35 (in dollars) per token. Management has determined that the MFT tokens received fully settled the outstanding subscription consideration. As of October 14, 2026, based on the market in which MFT currently trades, the market value of MFT is approximately $18.77 per token, resulting in a total value of approximately $63,475,130 (in dollars).
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001